Borrowings	3 Months Ended
Mar. 31, 2023
Borrowings.
Borrowings

19.Borrowings

	March 31,	December 31,
	2023	2022
	$’000	$’000

Non‑current
Senior Notes	1,921,386	1,920,783
Bank borrowings	1,183,015	985,505
External debt	3,104,401	2,906,288
Current
Senior Notes	22,872	27,060
Bank borrowings	99,588	213,576
Letters of credit	229,122	197,478
External debt	351,582	438,114

Total borrowings	3,455,983	3,344,402

External debt

External debt is made up of the following:

					March 31,	December 31,
	Currency	Maturity date	Interest rate		2023	2022
					$’000	$’000

Senior notes
IHS Holding Limited	US Dollar	2026	5.63%		505,053	497,861
IHS Holding Limited	US Dollar	2028	6.25%		505,844	497,979
IHS Netherlands Holdco B.V.	US Dollar	2027	8.00%		933,361	952,003

Bank borrowings
IHS Holding Term Loan	US Dollar	2025	3.75	% + CAS + 3M SOFR	369,199	368,630
IHS (Nigeria) Limited	Nigerian Naira	2023	12.50	-18.00%	—	57,448
INT Towers Ltd	Nigerian Naira	2024	2.50	% + 3M NIBOR	—	191,188
INT Towers Ltd	Nigerian Naira	2028	20.00%		306,691	—
IHS Côte d'Ivoire Ltd	CFA Franc	2024	5.00%		16,139	18,854
IHS Côte d'Ivoire Ltd	Euro	2024	3.00	% + 3M EURIBOR	12,093	14,217
IHS Zambia Ltd	US Dollar	2027	5.00	% + 3M LIBOR	95,090	94,596
IHS Brasil - Cessão de Infraestruturas S.A.	Brazilian Real	2029	3.65	% + CDI	67,503	68,591
IHS Brasil - Cessão de Infraestruturas S.A.	Brazilian Real	2028	3.05	% + CDI	81,444	82,928
I-Systems Soluções de Infraestrutura S.A.	Brazilian Real	2030	2.45	- 2.50% + CDI	79,419	38,542
IHS Kuwait Limited	Kuwait Dinar	2029	2.00	% + 3M KIBOR	66,394	66,251
IHS Towers South Africa Proprietary Limited	South African Rand	2029	2.75	% + 3M JIBAR	188,629	197,836

Letters of credit
IHS (Nigeria) Limited	US Dollar	2023	8.95	- 12.05%	89,981	66,047
INT Towers Ltd	US Dollar	2023	10.70	- 12.00%	136,998	128,063
ITNG Limited	US Dollar	2023	12.05%		1,015	987
Global Independent Connect Limited	US Dollar	2023	12.05%		75	1,330
Global Independent Connect Limited	Chinese Yuan	2023	8.97%		1,055	1,051

					3,455,983	3,344,402

ii.Bank borrowings – new facilities, facility amendments and drawdowns during the reporting period

The Group is in compliance with the restrictive debt covenants related to the listed bonds and covenants related to external borrowings as at the quarter end.

Nigeria (2023) Term Loan

IHS Netherlands Holdco B.V., IHS Nigeria, IHS Towers NG Limited, INT Towers and IHS Holding Limited entered into an up to NGN 165.0 billion (approximately $357.9 million) term loan agreement on January 3, 2023 (as amended and/or restated from time to time the “Nigeria 2023 Term Loan”), and between, amongst others, IHS Netherlands Holdco B.V. as holdco and guarantor; IHS Nigeria, IHS Towers NG Limited and INT Towers as borrowers and guarantors; each of IHS Holding Limited, IHS Netherlands NG1 B.V., IHS Nigeria, IHS Netherlands NG2 B.V., IHS Towers NG Limited, Nigeria Tower Interco B.V. and INT Towers as guarantors; Ecobank Nigeria Limited as agent and certain financial institutions listed therein as original lenders.

The interest rate per annum is equal to 20% in the first year moving to a floating rate for the remainder of the term. This floating rate is defined by the Nigerian MPR plus a margin of 2.5% and is subject to a cap of 24% and floor of 18%. IHS Netherlands Holdco B.V. also pays certain other fees and costs, including agent fees.

The Nigeria 2023 Term Loan was drawn down for an original principal amount of NGN 124.5 billion (approximately $270.1 million), and funds borrowed under the loan were applied towards, inter alia, refinancing certain indebtedness of INT Towers, IHS Nigeria, and general corporate and working capital purposes.

As of January 3, 2023, the total commitments available under the Nigeria 2023 Term Loan were NGN 124.5 billion (approximately $270.1 million), which were increased on February 9, 2023, by NGN 29.0 billion (approximately $62.8 million) pursuant to the facility increase clause contained within the loan agreement.

As of March 31, 2023, NGN 138.5 billion (approximately $300.4 million) had been drawn down under this facility. The proceeds from the drawdown were applied towards, inter alia, refinancing certain indebtedness of INT Towers, IHS Nigeria, general corporate and working capital purposes.

Repayment of the IHS (Nigeria) Local Facilities

On January 11, 2023, the following IHS (Nigeria) Limited local facilities were fully repaid:

(i)	IHSN NG1 Facility (A NGN 16.1 billion (approximately $34.9 million) facility entered into in March 2022 and guaranteed by each of IHS Holding Limited, INT Towers Limited and IHS Towers NG Limited).

(ii)	IHSN NG2 Facility (A NGN 10.0 billion (approximately $21.7 million) facility entered into in May 2022 and guaranteed by each of IHS Holding Limited, INT Towers Limited and IHS Towers NG Limited).

Repayment of the Nigeria (2019) term loan

IHS Netherlands Holdco B.V., IHS Nigeria, IHS Towers NG Limited, INT Towers and IHS Holding Limited entered into a term loan agreement, originally dated September 3, 2019 (and as amended and/or restated from time to time, including pursuant to an amendment and restatement agreement dated September 29, 2021) (the “Nigeria 2019 Facility”). On January 11, 2023, the full remaining principal amount of the Naira tranche of the Nigeria 2019 Facility of NGN 88.3 billion (approximately $191.6 million) (plus accrued interest) was repaid.

I-Systems Facility drawdown

I-Systems Soluções de Infraestrutura S.A. (formerly known as Fiberco Soluções de Infraestrutura S.A.) (“I-Systems”) entered into a BRL 200.0 million credit agreement, originally dated October 3, 2022 (as amended and/or restated from time to time, the “I-Systems Facility”). On October 13, 2022, Itau Unibanco S.A. provided an additional commitment in an aggregate amount of BRL 200.0 million (approximately $39.3 million) on the same terms, available in two tranches.

On February 3, 2023, I-Systems drew down a tranche of BRL 80.0 million (approximately $15.7 million) pursuant to the I-Systems Facility. The interest rate applicable on this tranche is CDI plus 2.45% (assuming a 252-day calculation basis). On March 31, 2023, I-Systems drew down a tranche of BRL 120.0 million (approximately $23.6 million) pursuant to the I-Systems Facility. The interest rate applicable on this tranche is CDI plus 2.50% (assuming a 252-day calculation basis).

IHS Kuwait Facility drawdown

IHS Kuwait Limited entered into a loan agreement originally dated April 19, 2020 (as amended and/or restated from time to time) with a total commitment of KWD equivalent of $85.0 million (the “Kuwait Facility”). On February 22, 2023, IHS Kuwait Limited drew down a further KWD 0.3 million (approximately $1.0 million) under the facility.

iii.Letters of credit

As of March 31, 2023, IHS (Nigeria) has utilized $90.0 million through funding under agreed letters of credit. These letters mature at various dates during 2023 and their interest rates range from 8.95% to 12.05%. These letters of credit are utilized in order to fund capital and operating expenditure purchases with suppliers.

As of March 31, 2023, INT Towers Limited has utilized $137.0 million through funding under agreed letters of credit. These letters mature at various dates during 2023 and their interest rates range from 10.7% to 12.0%. These letters of credit are utilized in order to fund capital and operating expenditure purchases with suppliers.

As of March 31, 2023, ITNG Limited has utilized $1.0 million through funding under agreed letters of credit. These letters mature at various dates during 2023 and incur interest at a rate of 12.05%. These letters of credit are utilized in order to fund capital and operating expenditure purchases with suppliers.

As of March 31, 2023, Global Independent Connect Limited has utilized $1.1 million through funding under agreed letters of credit. These letters mature at various dates during 2023 and their interest rates range from 8.97% to 12.05%. These letters of credit are utilized in order to fund capital and operating expenditure with suppliers.